Financial income and expense (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Financial income and expense [Abstract]
Disclosure of detailed information about financial income and expenditure [text block]
	Year ended
	March 31, 2023	March 31, 202 2	March 31, 2021
Interest income on bank deposits	82,675	45,060	56,134
Others	140,230	28,517	116,185
Finance income	222,905	73,577	172,319
Interest expense on lease obligations	191,911	185,092	-
Bank charges (including letter of credit, bill discounting and buyer’s credit charges)	147,117	107,834	62,160
Interest expense on borrowings	1,313,494	805,170	900,496
Finance expense	(1,652,522)	(1,098,096)	(962,656)
Net finance income / (expense) recognized in profit or loss	(1,429,617)	(1,024,519)	(790,337)